Leases (Details) - Schedule of movement of the lease liabilities recognized - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Movement of the Lease Liabilities Recognized [Abstract]
Balance as of January 1	S/ 5,829	S/ 6,633
Additions	613	217
Financial interest expenses, note 26	317	383
Lease payments	(2,511)	(2,419)
Other	107	1,015
Balance as of December 31	4,355	5,829
Maturity
Current portion	2,005	1,856
Non-current portion	2,350	3,973
Balance as of December 31	S/ 4,355	S/ 5,829